Total Invested Assets and Related Net Investment Income	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Total Invested Assets and Related Net Investment Income

5. Total Invested Assets and Related Net Investment Income
5.A Fair Value of Financial Instruments
5.A.i Carrying Value and Fair Value of Financial Assets and Financial Liabilities
The carrying values and fair values of our financial assets and liabilities are shown in the following table:

As at	December 31, 2023		December 31, 2022
			(restated, see Note 2)
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash, cash equivalents and short-term securities – FVTPL	$13,173	$13,173	$11,219	$11,219
Debt securities – FVTPL(1)	61,180	61,180	59,357	59,357
Debt securities – FVOCI	14,313	14,313	16,545	16,545
Equity securities – FVTPL	7,070	7,070	7,148	7,148
Equity securities – FVOCI	68	68
Mortgages and loans – FVTPL(2)	50,552	50,552	47,208	47,208
Mortgages and loans – FVOCI	1,948	1,948	1,804	1,804
Mortgages and loans – Amortized cost(3)	2,100	2,006	2,241	2,106
Derivative assets – FVTPL	2,183	2,183	2,095	2,095
Other financial invested assets (excluding CLOs) – FVTPL(4)	6,883	6,883	6,538	6,538
Other financial invested assets (CLOs) – FVTPL(7)	3,478	3,478	2,880	2,880
Total(5)	$162,948	$162,854	$157,035	$156,900
Financial liabilities
Investment contract liabilities – Amortized cost	$11,672	$11,672	$10,728	$10,728
Obligations for securities borrowing – FVTPL	223	223	73	73
Derivative liabilities – FVTPL	1,311	1,311	2,351	2,351
Other financial liabilities – Amortized cost(6)	2,449	2,348	1,996	1,852
Other financial liabilities (CLOs) – FVTPL(7)	3,247	3,247	2,816	2,688
Total(8)	$18,902	$18,801	$17,964	$17,692

(1)    Includes primarily debt securities that are designated at FVTPL.
(2)    Includes primarily mortgages and loans that are designated at FVTPL.
(3)    Certain mortgages and loans are carried at amortized cost. The fair value of these mortgages and loans, for disclosure purposes, is determined based on the methodology and assumptions described in Note 5.A.iii. As at December 31, 2023, $1,994 and $12 are categorized in Level 2 and Level 3, respectively, of the fair value hierarchy described in this Note (December 31, 2022 — $2,105 and $1, respectively).
(4)    Other financial invested assets include our investments in segregated funds, mutual funds, and limited partnerships.
(5)    Invested assets on our Consolidated Statements of Financial Position of $174,328 (December 31, 2022 — $168,789) includes Total financial assets in this table, Investment properties of $9,723 (December 31, 2022 — $10,102), and Other non-financial invested assets of $1,657 (December 31, 2022 — $1,652). Other non-financial invested assets consists of investment in associates, subsidiaries and joint ventures which are not consolidated.
(6)    Amount reflects the obligations to purchase outstanding shares of certain SLC Management subsidiaries.
(7)    See below for details on CLOs.
(8)    Total financial liabilities excluding Senior debentures (Note 12) and Subordinated debt (Note 13).
Collateralized Loan Obligations Structure
Crescent, a subsidiary within our Asset Management business segment, issues and manages CLOs. Each CLO is a special purpose vehicle that owns a portfolio of investments, consisting primarily of senior secured loans, and issues various tranches of senior and subordinated notes to third parties for the purpose of financing the purchase of those investments. Assets of the special purpose vehicle, the senior secured loans, are included in Other financial invested assets and the associated liabilities, the senior and subordinated notes issued to third parties, are included in Other liabilities in our Consolidated Statements of Financial Position.

As at December 31, 2023, the carrying value of the assets related to CLOs are $3,478 (December 31, 2022 — $2,880), which consists of cash and accounts receivable of $251 (December 31, 2022 — $292) and loans of $3,227 (December 31, 2022 — $2,588). These underlying loans are mainly below investment grade.

As at December 31, 2023, the carrying value of the liabilities related to CLOs are $3,247 (December 31, 2022 — $2,816). Our maximum contractual exposure to loss related to the CLOs is limited to our investment of $192 (December 31, 2022 — $159) in the most subordinated tranche. The net realized and unrealized loss incurred to date is $43.
5.A.ii Non-Financial Invested Assets
Non-financial invested assets consist of investment properties, investment in associates, subsidiaries and joint ventures which are not consolidated. As at December 31, 2023, the carrying value and fair value of investment properties was $9,723 (December 31, 2022 — $10,102) and $9,723 (December 31, 2022 — $10,102), respectively. The carrying value of other non-financial invested assets which were measured using the equity method of accounting was $1,657 as at December 31, 2023 (December 31, 2022 — $1,652).
5.A.iii Fair Value Methodologies and Assumptions
The specific inputs and valuation techniques used to determine the fair value of our invested assets and financial liabilities are noted below:
Cash, cash equivalents and short-term securities
Cash equivalents are highly liquid investments that are subject to insignificant changes in value and are readily convertible into known amounts of cash. Cash equivalents comprise financial assets with maturities of three months or less from the date of acquisition. Short-term securities comprise financial assets with maturities of greater than three months and less than one year when acquired. Cash, cash equivalents and short-term securities are classified as held for trading for the purpose of meeting short-term cash requirements and accounted for at FVTPL due to their short-term nature or because they are frequently repriced to current market rates.
Government and corporate debt securities
The fair value of government and corporate debt securities is primarily determined using unadjusted quoted prices in active markets for identical or similar securities, where available. When quoted prices in active markets are not available, fair value is determined using market standard valuation methodologies, which include a discounted cash flow method, consensus pricing from various broker dealers that are typically the market makers, or other similar techniques. The assumptions and valuation inputs in applying these market standard valuation methodologies are determined primarily using observable market inputs, which include, but are not limited to, benchmark yields, reported trades of identical or similar instruments, broker-dealer quotes, issuer spreads, bid prices, and reference data including market research publications. In limited circumstances, non-binding broker quotes are used.
Asset-backed securities
The fair value of asset-backed securities is primarily determined using unadjusted quoted prices in active markets for identical or similar securities, where available, or valuation methodologies and valuation inputs similar to those used for government and corporate debt securities. Additional valuation inputs include structural characteristics of the securities, and the underlying collateral performance, such as prepayment speeds and delinquencies. Expected prepayment speeds are based primarily on those previously experienced in the market at projected future interest rate levels. In limited circumstances where there is a lack of sufficient observable market data to value the securities, non-binding broker quotes are used.
Equity securities
The fair value of equity securities is determined using unadjusted quoted prices in active markets for identical securities or similar securities, where available. When quoted prices in active markets are not available, fair value is determined using equity valuation models, which include a discounted cash flow method and other techniques that involve benchmark comparison. Valuation inputs primarily include projected future operating cash flows and earnings, dividends, market discount rates, and earnings multiples of comparable companies. Where equity securities are less frequently traded, the most recent exchange-quoted pricing is used to determine fair value.
Mortgages and loans
The fair value of mortgages and loans is determined by discounting the expected future contractual cash flows using a current market interest rate applicable to financial instruments with a similar yield, credit quality, and maturity characteristics. Valuation inputs typically include benchmark yields and risk-adjusted spreads from current internal lending activities or loan issuances. Beginning in the fourth quarter of 2022, valuation inputs also include external lending activities or loan issuances from both public and private markets, enhancing the market observability of inputs. The risk-adjusted spreads are determined based on the borrower’s credit and liquidity, as well as term and other loan-specific features.
Derivative financial instruments
The fair value of derivative financial instruments depends upon derivative types. The fair value of exchange-traded futures and options is determined using unadjusted quoted prices in active markets, where available, while the fair value of over-the-counter ("OTC") derivatives is determined using pricing models, such as a discounted cash flow method or other market standard valuation techniques, with primarily observable market inputs. Valuation inputs used to price OTC derivatives may include swap interest rate curves, foreign exchange spot and forward rates, index prices, the value of underlying securities, projected dividends, volatility surfaces, and in limited circumstances, counterparty quotes. The fair value of OTC derivative instruments also includes credit valuation adjustments to reflect the credit risk of both the derivative counterparty and ourselves as well as the impact of contractual factors designed to reduce our credit exposure, such as collateral and legal rights of offset under master netting agreements. Inputs into determining the appropriate credit valuation adjustments are typically obtained from publicly available information and include credit default swap spreads when available, credit spreads derived from specific bond yields, or published cumulative default experience data adjusted for current trends when credit default swap spreads are not available.
Other financial invested assets
The fair value of other financial invested assets consists primarily of limited partnership investments which is based on net asset value ("NAV") provided by management of the limited partnership investments. Based on the unobservable nature of these NAVs, we do not assess whether applying reasonably possible alternative assumptions would have an impact on the fair value of the limited partnership investments.
Investment properties
The fair value of investment properties is generally determined using property valuation models that are based on expected capitalization rates and models that discount expected future net cash flows at current market interest rates reflective of the characteristics, location, and market of each property. Expected future net cash flows include contractual and projected cash flows and forecasted operating expenses, and take into account interest, rental, and occupancy rates derived from market surveys. The estimates of future cash inflows in addition to expected rental income from current leases, include projected income from future leases based on significant assumptions that are consistent with current market conditions. The future rental rates are estimated based on the location, type, and quality of the properties, and take into account market data and projections at the valuation date. The fair values are typically compared to market-based information for reasonability, including recent transactions involving comparable assets. The methodologies and inputs used in these models are in accordance with real estate industry valuation standards. Valuations are prepared externally or internally by professionally accredited real estate appraisers.
Investments for account of segregated fund holders
The fair value of investments for account of segregated fund holders is determined using unadjusted quoted prices in active markets or independent valuation information provided by investment managers. The fair value of direct investments within investments for account of segregated fund holders, such as short-term securities and government and corporate debt securities, is determined according to valuation methodologies and inputs described above in the respective asset type sections.
Investment contract liabilities
The fair value of investment contracts is measured through the use of prospective discounted cash flow method. For unit-linked contracts, the fair value is equal to the current unit fund value, plus additional non-unit liability amounts on a fair value basis if required. For non-unit-linked contracts, the fair value is equal to the present value of contractual cash flow. The fair value of the investment contract liabilities approximate their carrying values due to the nature of the contracts.
Obligations for securities borrowing
The fair values of these obligations are based on the fair value of the underlying securities, which can include debt or equity securities. The method used to determine fair value is based on the quoted market prices where available in an active market.
Other financial liabilities
The fair value of other financial liabilities is determined using the discounted contractual cash flow methodology at the incremental borrowing rate or the effective interest rate, where available. Other financial liabilities categorized as Level 3 represent the present value of the estimated price we would pay to acquire any remaining outstanding shares upon exercise of a put option and any mandatory income distributions. The fair value of the liabilities is based on the average earnings before income tax, depreciation and amortization ("EBITDA") for the preceding years before the options’ exercise dates and EBITDA multiples in accordance with the put agreements as well as the expected amount of any mandatory income distributions. A change in EBITDA would impact the fair value of other financial liabilities and our net income (loss).
Collateralized loan obligations
The fair value of underlying assets within our CLOs is determined primarily using observable market inputs, such as quoted prices for similar assets in active markets and other observable market data.

The fair value of underlying liabilities within our CLOs is determined by discounting expected future contractual cash flows using a current market interest rate applicable to financial instruments with a similar yield, credit quality, maturity characteristics, and structural credit protections. The valuation technique maximizes the use of observable inputs that incorporates comparable securities’ prices and other market intelligence.
5.A.iv Fair Value Hierarchy
We categorize our assets and liabilities carried at fair value based on the priority of the inputs to the valuation techniques used to measure fair value, into a three-level fair value hierarchy as follows:

Level 1: Fair value based on the unadjusted quoted prices for identical instruments in active markets represents a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets. The types of assets and liabilities classified as Level 1 generally include cash and cash equivalents, certain U.S. government and agency securities, exchange-traded equity securities, and certain segregated and mutual fund units held for account of segregated fund holders.

Level 2: Fair value is based on quoted prices for similar assets or liabilities traded in active markets, or prices from valuation techniques that use significant observable inputs, or inputs that are derived principally from or corroborated with observable market data through correlation or other means. When a fair value is based on all significant market observable inputs, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices, the present value of cash flows or other valuation methods. The types of assets and liabilities classified as Level 2 generally include Canadian federal, provincial and municipal government, other foreign government and corporate debt securities, certain asset-backed securities, repurchase agreements, OTC derivatives, and certain segregated and mutual fund units held for account of segregated fund holders.

Level 3: Fair value is based on valuation techniques that require one or more significant inputs that are not based on observable market inputs. These unobservable inputs reflect our expectations about the assumptions market participants would use in pricing the asset or liability. Where financial instruments trade in inactive markets or when using models where observable parameters do not exist, significant management judgment is required for valuation methodologies and model inputs. The types of assets and liabilities classified as Level 3 generally include certain corporate bonds, certain asset-backed securities, certain other financial invested assets, investment properties, and certain segregated and mutual fund units held for account of segregated fund holders.
Our assets and liabilities that are carried at fair value on a recurring basis by hierarchy level are as follows:

As at	December 31, 2023				December 31, 2022
					(restated, see Note 2)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and short-term securities – FVTPL	$12,316	$857	$—	$13,173	$10,622	$597	$—	$11,219
Debt securities – FVTPL	564	60,214	402	61,180	650	58,313	394	59,357
Debt securities – FVOCI	651	13,475	187	14,313	772	15,721	52	16,545
Equity securities – FVTPL	4,220	2,737	113	7,070	4,133	2,844	171	7,148
Equity securities – FVOCI	—	—	68	68
Mortgages and loans – FVTPL(1)	—	48,496	2,056	50,552	—	45,154	2,054	47,208
Mortgages and loans – FVOCI(1)	—	1,948	—	1,948	—	1,788	16	1,804
Derivative assets – FVTPL	23	2,160	—	2,183	37	2,058	—	2,095
Other financial invested assets (excluding CLOs) – FVTPL(2)	608	201	6,074	6,883	789	194	5,555	6,538
Other financial invested assets (CLOs) – FVTPL(3)	—	3,478	—	3,478	—	2,880	—	2,880
Investment properties – FVTPL	—	—	9,723	9,723	—	—	10,102	10,102
Total invested assets measured at fair value	$18,382	$133,566	$18,623	$170,571	$17,003	$129,549	$18,344	$164,896
Investments for account of segregated fund holders – FVTPL	16,614	111,497	341	128,452	23,933	100,728	631	125,292
Total assets measured at fair value	$34,996	$245,063	$18,964	$299,023	$40,936	$230,277	$18,975	$290,188
Liabilities
Obligations for securities borrowing – FVTPL	$3	$220	$—	$223	$—	$73	$—	$73
Derivative liabilities – FVTPL	10	1,301	—	1,311	10	2,341	—	2,351
Investment contract liabilities for account of segregated fund holders – FVTPL	—	—	109,411	109,411	—	—	102,153	102,153
Other financial liabilities (CLOs) – FVTPL(3)	—	3,247	—	3,247	—	2,688	—	2,688
Total liabilities measured at fair value	$13	$4,768	$109,411	$114,192	$10	$5,102	$102,153	$107,265

(1)    Mortgages and loans were classified as amortized cost under IAS 39 for the year ended December 31, 2021. On application of the classification overlay on January 1, 2022, mortgages and loans are measured at FVTPL or FVOCI. During the fourth quarter of 2022, we had a change to our fair value methodology for mortgages and loans that constitutes a change in estimate as at December 31, 2022. Levelling changed from Level 3 to Level 2 as a result of applying fair value enhancements in valuing mortgages and loans supporting insurance liabilities. See Mortgages and loans section above for further details.
(2)    Other financial invested assets (excluding CLOs) – FVTPL include our investments in segregated funds, mutual funds, and limited partnerships.
(3)    For details on CLOs, refer to Note 5.A.i.

Debt securities at FVTPL consist of the following:

As at	December 31, 2023				December 31, 2022
					(restated, see Note 2)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$5,147	$14	$5,161	$—	$3,684	$12	$3,696
Canadian provincial and municipal government	—	13,694	—	13,694	—	12,612	—	12,612
U.S. government and agency	564	148	—	712	650	109	—	759
Other foreign government	—	3,329	—	3,329	—	3,755	—	3,755
Corporate	—	31,809	340	32,149	—	32,566	296	32,862
Asset-backed securities:
Commercial mortgage-backed securities	—	2,029	5	2,034	—	1,856	56	1,912
Residential mortgage-backed securities	—	2,335	—	2,335	—	2,323	—	2,323
Collateralized debt obligations	—	188	—	188	—	189	—	189
Other	—	1,535	43	1,578	—	1,219	30	1,249
Total debt securities at FVTPL	$564	$60,214	$402	$61,180	$650	$58,313	$394	$59,357
Debt securities at FVOCI consist of the following:

As at	December 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Canadian federal government	$—	$849	$—	$849	$—	$1,915	$—	$1,915
Canadian provincial and municipal government	—	557	—	557	—	1,053	—	1,053
U.S. government and agency	651	7	—	658	772	6	—	778
Other foreign government	—	462	11	473	—	858	11	869
Corporate	—	7,905	75	7,980	—	8,415	33	8,448
Asset-backed securities:
Commercial mortgage-backed securities	—	1,017	—	1,017	—	965	—	965
Residential mortgage-backed securities	—	944	—	944	—	722	—	722
Collateralized debt obligations	—	767	13	780	—	857	—	857
Other	—	967	88	1,055	—	930	8	938
Total debt securities at FVOCI	$651	$13,475	$187	$14,313	$772	$15,721	$52	$16,545

Mortgages and loans at FVTPL consist of the following:

As at	December 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages:
Retail	$—	$2,524	$12	$2,536	$—	$2,764	$15	$2,779
Office	—	2,717	—	2,717	—	2,958	—	2,958
Multi-family residential	—	2,986	—	2,986	—	2,915	—	2,915
Industrial	—	2,804	—	2,804	—	2,482	—	2,482
Other	—	1,017	—	1,017	—	818	—	818
Corporate loans	—	36,448	2,044	38,492	—	33,217	2,039	35,256
Total mortgages and loans at FVTPL	$—	$48,496	$2,056	$50,552	$—	$45,154	$2,054	$47,208

Mortgages and loans at FVOCI consist of the following:

As at	December 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages:
Retail	$—	$22	$—	$22	$—	$40	$—	$40
Office	—	37	—	37	—	51	—	51
Multi-family residential	—	83	—	83	—	197	—	197
Industrial	—	149	—	149	—	178	—	178
Other	—	—	—	—	—	62	—	62
Corporate loans	—	1,657	—	1,657	—	1,260	16	1,276
Total mortgages and loans at FVOCI	$—	$1,948	$—	$1,948	$—	$1,788	$16	$1,804
There were no significant transfers between Level 1 and Level 2 for the years ended December 31, 2023 and December 31, 2022.
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the years ended	Debt securities at FVTPL	Debt securities at FVOCI	Equity securities at FVTPL	Equity Securities at FVOCI	Mortgages & loans at FVTPL	Mortgages & loans at FVOCI	Other financial invested assets at FVTPL	Investment properties at FVTPL	Total invested assets measured at fair value		Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2023
Beginning balance	$394	$52	$101	$70	$2,054	$16	$5,555	$10,102		$18,344	$631	$18,975
Included in net income(1)(2)(3)	9	—	13	—	119	(8)	(169)	(520)		(556)	(15)	(571)
Included in OCI(2)	—	3	—	—	—	1	—	—		4	—	4
Purchases / Issuances	211	153	18	—	293	8	984	391		2,058	173	2,231
Sales / Payments	(8)	(6)	(19)	(1)	(75)	(17)	(261)	(220)		(607)	(444)	(1,051)
Settlements	(6)	(6)	—	—	(7)	—	—	—		(19)	(1)	(20)
Transfers into Level 3(4)	8	—	—	—	382	—	—	—		390	—	390
Transfers (out) of Level 3(4)	(200)	(8)	—	—	(710)	—	—	—		(918)	—	(918)
Foreign currency translation(5)	(6)	(1)	—	(1)	—	—	(35)	(30)		(73)	(3)	(76)
Ending balance	$402	$187	$113	$68	$2,056	$—	$6,074	$9,723		$18,623	$341	$18,964
Unrealized gains (losses) included in earnings relating to instruments still held(1)	$5	$—	$9	$—	$112	$(8)	$(170)	$(522)		$(574)	$(18)	$(592)
December 31, 2022
(restated, see Note 2)
Beginning balance	$152	$53	$170		$12,251	$17	$3,650	$9,109		$25,402	$611	$26,013
Included in net income(1)(2)(3)	(23)	1	5		(3,086)	(15)	334	625		(2,159)	(32)	(2,191)
Included in OCI(2)	—	(12)	—		—	—	—	—		(12)	—	(12)
Purchases / Issuances	310	86	7		1,782	—	1,843	664		4,692	78	4,770
Sales / Payments	—	(2)	(16)		(506)	—	(313)	(430)		(1,267)	(6)	(1,273)
Settlements	(1)	—	—		—	—	(47)	—		(48)	(1)	(49)
Transfers into Level 3(4)	—	—	—		25	14	—	—		39	—	39
Transfers (out) of Level 3(4)(6)	(49)	(74)	—		(8,572)	—	—	—		(8,695)	—	(8,695)
Foreign currency translation(5)	5	—	5		160	—	88	134		392	(19)	373
Ending balance	$394	$52	$171		$2,054	$16	$5,555	$10,102	$—	$18,344	$631	$18,975
Unrealized gains (losses) included in earnings relating to instruments still held(1)	$(23)	$—	$—		$(3,089)	$(15)	$295	$612		$(2,220)	$(20)	$(2,240)

(1)    Included in Net investment income (loss) in our Consolidated Statements of Operations for Total invested assets measured at fair value.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $(486) for the year ended December 31, 2023, (December 31, 2022 — $667), net of amortization of leasing commissions and tenant inducements of $34 for the year ended December 31, 2023, (December 31, 2022 — $42). As at December 31, 2023, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
(6)    Mortgages and loans were classified as amortized cost under IAS 39 for the year ended December 31, 2021. On application of the classification overlay on January 1, 2022, mortgages and loans are measured at FVTPL or FVOCI. During the fourth quarter of 2022, we had a change to our fair value methodology for mortgages and loans that constitutes a change in estimate as at December 31, 2022. Levelling changed from Level 3 to Level 2 as a result of applying fair value enhancements in valuing mortgages and loans supporting insurance liabilities. See Mortgages and loans section above for further details.
Unobservable Inputs and Sensitivity for Level 3 Assets
Our assets categorized in Level 3 of the fair value hierarchy are primarily Investment properties, Mortgages and loans, Debt securities and Other invested assets (financial and non-financial).

The fair value of Investment properties is determined by using the discounted cash flow methodology as described in Note 5.A.iii. The key unobservable inputs used in the valuation of investment properties as at December 31, 2023 include the following:
•Estimated rental value: The estimated rental value is based on contractual rent and other local market lease transactions, net of reimbursable operating expenses. An increase (decrease) in the estimated rental value would result in a higher (lower) fair value. The estimated rental value varies depending on the property types, which include retail, office, and industrial properties. The estimated rental value (in dollars, per square foot, per annum) ranges from $12.00 to $76.00 for retail and office properties and from $3.00 to $23.00 for industrial properties.
•Rental growth rate: The rental growth rate is typically estimated based on expected market behaviour, which is influenced by the type of property and geographic region of the property. An increase (decrease) in the rental growth rate would result in a higher (lower) fair value. The rental growth rate (per annum) ranges from 0.00% to 3.00%, however the one- to two-year short-term rent curve is either below or above this range for select properties.
•Long-term vacancy rate: The long-term vacancy rate is typically estimated based on expected market behaviour, which is influenced by the type of property and geographic region of the property. An increase (decrease) in the long-term vacancy rate would result in a lower (higher) fair value. The long-term vacancy rate ranges from 2.00% to 10.00%.
•Discount rate: The discount rate is derived from market activity across various property types and geographic regions and is a reflection of the expected rate of return to be realized on the investment over the next 10 years. An increase (decrease) in the discount rate would result in a lower (higher) fair value. The discount rate ranges from 5.50% to 10.00%.
•Terminal capitalization rate: The terminal capitalization rate is derived from market activity across various property types and geographic regions and is a reflection of the expected rate of return to be realized on the investment over the remainder of its life after the 10-year period. An increase (decrease) in the terminal capitalization rate would result in a lower (higher) fair value. The terminal capitalization rate ranges from 4.00% to 8.50%.

Changes in the estimated rental value are positively correlated with changes in the rental growth rate. Changes in the estimated rental value are negatively correlated with changes in the long-term vacancy rate, the discount rate, and the terminal capitalization rate.
Our Mortgages and loans, categorized in Level 3, are included in Mortgages and loans – FVTPL and Mortgages and loans – FVOCI in the
Level 3 roll forward table, and Mortgages and loans – Amortized cost in Note 5.A.i. The fair value of these mortgages and loans is determined by using the discounted cash flow methodology. The key unobservable inputs used in the valuation of mortgages and loans as at December 31, 2023 include credit spreads and liquidity adjustments. The credit spread is the difference between the instrument yield and the benchmark yield. The benchmark yield is determined by matching each asset by geography, sector, rating and maturity to a matrix comprised of spreads of publicly available corporate bonds. In some cases, a liquidity premium or discount may be applied if recent private spreads differ from public spreads. The credit spreads range from 0.50% to 4.50%. The liquidity adjustments range from a discount of 1.00% to a premium of 2.00%. Changes in the fair value of mortgages and loans are negatively correlated with changes in credit spread and liquidity adjustments.

Our Debt securities categorized in Level 3, which are included in Debt securities – FVTPL and Debt securities – FVOCI in the Level 3 roll forward table, consist primarily of corporate bonds. The fair value of these corporate bonds is generally determined using broker quotes that cannot be corroborated with observable market transactions. Significant unobservable inputs for these corporate bonds would include issuer spreads, which are comprised of credit, liquidity, and other security-specific features of the bonds. A decrease (increase) in these issuer spreads would result in a lower (higher) fair value. Due to the unobservable nature of these broker quotes, we do not assess whether applying reasonably possible alternative assumptions would have an impact on the fair value of the Level 3 corporate bonds. The majority of our debt securities categorized in Level 3 are FVTPL assets supporting insurance contract liabilities. Changes in the fair value of these assets supporting insurance contract liabilities are largely offset by changes in the corresponding insurance contract liabilities. As a result, though using reasonably possible alternative assumptions may have an impact on the fair value of the Level 3 debt securities, it would not have a significant impact on our Consolidated Financial Statements.

The Other financial invested assets categorized in Level 3, which are included in Other financial invested assets – FVTPL and Other financial invested assets – FVOCI in the Level 3 roll forward table, consists primarily of limited partnership investments. The fair value of our limited partnership investments is based on NAV provided by management of the limited partnership investments. Based on the unobservable nature of these NAVs, we do not assess whether applying reasonably possible alternative assumptions would have an impact on the fair value of the Level 3 limited partnership investments.
Valuation Process for Level 3 Assets
Our assets categorized in Level 3 of the fair value hierarchy are primarily Investment properties, Debt securities (including asset-backed securities), Mortgages and loans and limited partnership investments included in Other financial invested assets. Our valuation processes for these assets are as follows:

The fair value of investment properties are based on the results of appraisals performed annually and reviewed quarterly for material changes. The valuation methodology used to determine the fair value is in accordance with the standards of the Appraisal Institute of Canada, the U.S., and the UK. Investment properties are appraised externally at least once every three years. Investment properties not appraised externally in a given year are reviewed by qualified appraisers. A management committee, including investment professionals, reviews the fair value of investment properties for overall reasonability.

The fair value of mortgages and loans is based on an internal discounted cash flow model, subject to detailed review and validation to ensure overall reasonability.

The fair value of debt securities is generally obtained by external pricing services. We obtain an understanding of inputs and valuation methods used by external pricing services. When fair value cannot be obtained from external pricing services, broker quotes, or internal models subject to detailed review and validation processes are used. The fair value of debt securities is subject to price validation and review procedures to ensure overall reasonability.
The fair value of limited partnership investments, included in Other financial invested assets, is based on NAV. The financial statements used in calculating the NAV are generally audited annually. We review the NAV of the limited partnership investments and perform analytical and other procedures to ensure the fair value is reasonable.

Investment contracts for account of segregated funds can be surrendered and units in the segregated funds can be redeemed by the holder at any time. Accordingly, the fair values of investment contract liability and the liability for investment contracts for account of segregated fund holders are not less than the amount payable on demand. Their fair values are based on the fair value of the underlying items less any accrued fees and surrender charges and approximate their carrying values.
5.B Net Investment Income (Loss)

For the year ended December 31, 2023	Financial Instruments at Amortized Cost	Financial Instruments at FVOCI	Financial Instruments at FVTPL	Total
Interest income (expense):
Cash, cash equivalents and short-term investments			$473	$473
Debt securities		563	2,663	3,226
Mortgages and loans	74	103	2,503	2,680
Derivative investments			69	69
Other financial invested assets		1	247	248
Other financial liabilities	(154)		(217)	(371)
Total interest income (expense)	(80)	667	5,738	6,325
Dividend & other investment income:
Equity securities		—	212	212
Other financial invested assets		—	226	226
Total dividend & other investment income		—	438	438
Net realized and unrealized gains (losses):
Cash, cash equivalents and short-term investments			—	—
Debt securities		463	2,555	3,018
Equity securities		(1)	397	396
Mortgages and loans		40	1,573	1,613
Derivative investments			933	933
Other financial invested assets		160	(249)	(89)
Other financial liabilities			25	25
Total net realized and unrealized gains (losses)		662	5,234	5,896
Provision for credit losses	(2)	(12)	—	(14)
Net investment income (loss) from financial instruments	$(82)	$1,317	$11,410	$12,645
Net Investment income (loss) from non-financial instruments:
Investment properties rental income				$649
Investment properties expenses				(270)
Investment expenses and taxes				(283)
Fair value changes on investment properties				(486)
Other investment income (loss)				49
Foreign exchange gains (losses)				(126)
Net investment income (loss) from non-financial instruments				$(467)
Total Net investment income (loss)				$12,178
Net investment income (loss) recognized in income				$11,586
Net investment income (loss) recognized in OCI				$592
5.B.i Interest and Other Investment Income
Interest and other investment income presented in our Consolidated Statements of Operations consist of the following:

For the year ended December 31, 2022
(restated, see Note 2)
Interest income:
Cash, cash equivalents and short-term securities	$166
Debt securities – FVTPL	2,596
Debt securities – FVOCI	341
Mortgages and loans	2,234
Derivative investments	115
Total interest income	5,452
Equity securities	244
Investment properties rental income(1)	593
Investment properties expenses	(248)
Other income	218
Investment expenses and taxes	(257)
Total interest and other investment income	$6,002

(1)    Includes operating lease rental income from investment properties.
5.B.ii Fair Value and Foreign Currency Changes on Assets and Liabilities
Fair value and foreign currency changes on assets and liabilities presented in our Consolidated Statements of Operations consist of the following:

For the year ended December 31, 2022
(restated, see Note 2)
Fair value change:
Cash, cash equivalents and short-term securities	$4
Debt securities	(15,846)
Equity securities	(1,167)
Mortgages and loans	(8,909)
Derivative investments	(2,148)
Other financial invested assets	129
Other liabilities – obligations for securities borrowing	15
Total change in fair value of assets and liabilities recognized in income	(27,922)
Fair value changes on investment properties	667
Foreign exchange gains (losses)(1)	573
Realized gains (losses) on property and equipment(2)	100
Fair value and foreign currency changes on assets and liabilities(3)	$(26,582)

(1)    Primarily arises from the translation of foreign currency denominated FVOCI monetary assets and mortgage and loans. Any offsetting amounts arising from foreign currency derivatives are included in the fair value change on derivative investments.
(2)    In June 2022, we sold and leased back our Wellesley office in the U.S. The transaction qualified as a sale and operating lease and as a result, we recognized a pre-tax gain of $100 for the year ended December 31, 2022.
(3)    Net investment income (loss) on our Consolidated Statements of Operations of $(20,580) for the year ended December 31, 2022 includes Fair value and foreign currency changes on assets and liabilities in this table of $(26,582) and Total interest and other investment income of $6,002.
5.C Explanation of Investment Result
Net investment result excluding result for account of segregated fund holders consists of the following:

For the year ended December 31, 2023	Insurance contracts Issued	Reinsurance contracts held	Total insurance	Non-insurance (all other)	Total
Net investment income (loss):
Net investment income (loss) recognized in net income			$10,211	$1,375	$11,586
Net investment income (loss) recognized in OCI			171	421	592
Total net investment income (loss)			10,382	1,796	12,178
Total insurance finance income (expenses) recognized in net income:
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(4,484)	156	(4,328)		(4,328)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	(1,985)	(91)	(2,076)		(2,076)
Application of risk mitigation option(1)	104	—	104		104
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)(2)	(3,425)	—	(3,425)		(3,425)
Foreign exchange gains (losses)	(22)	(1)	(23)		(23)
Other	137	(5)	132		132
Total insurance finance income (expenses) recognized in income	(9,675)	59	(9,616)		(9,616)
Decrease (increase) in investment contract liabilities				(331)	(331)
Net investment result			$766	$1,465	$2,231
Net investment result recognized in net income			$595	$1,044	$1,639
Net investment result recognized in OCI			$171	$421	$592

For the year ended December 31, 2022	Insurance contracts Issued	Reinsurance contracts held	Total insurance	Non-insurance (all other)	Total
Net investment income (loss) (restated, see Note 2):
Net investment income (loss) recognized in net income			$(21,118)	$538	$(20,580)
Net investment income (loss) recognized in OCI			(481)	(1,449)	(1,930)
Total net investment income (loss) (restated, see Note 2)			(21,599)	(911)	(22,510)
Total insurance finance income (expenses) recognized in net income:
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(2,205)	13	(2,192)		(2,192)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	18,618	(455)	18,163		18,163
Application of risk mitigation option(1)	688	—	688		688
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)(2)	5,487	—	5,487		5,487
Foreign exchange gains (losses)	(2)	7	5		5
Other	9	(5)	4		4
Total insurance finance income (expenses) recognized in income	22,595	(440)	22,155		22,155
Decrease (increase) in investment contract liabilities				(152)	(152)
Net investment result			$556	$(1,063)	$(507)
Net investment result recognized in net income			$1,037	$386	$1,423
Net investment result recognized in OCI			$(481)	$(1,449)	$(1,930)

(1)    Changes in our share of the fair value of underlying items and FCF arising from changes in the effect of financial risk that are mitigated by the use of derivatives and non derivative financial instruments are recognized in income rather than adjusting the CSM. These amounts are offset by changes in the fair value of the derivatives and non-derivative financial instruments included in Investment income. The amount above would have resulted in an adjustment to the CSM if it was recorded to the CSM.
(2)    These amounts are offset by changes in fair value of the underlying items included in Net investment income (loss).
5.D Cash, Cash Equivalents and Short-Term Securities
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2023	2022
Cash	$2,001	$3,068
Cash equivalents	9,169	6,310
Short-term securities	2,003	1,841
Cash, cash equivalents and short-term securities	13,173	11,219
Less: Bank overdraft, recorded in Other liabilities	—	6
Net cash, cash equivalents and short-term securities	$13,173	$11,213
5.E Derivative Financial Instruments and Hedging Activities
We apply hedge accounting to minimize volatility in income and equity caused by changes in interest rates or foreign exchange rates. Interest rate and currency fluctuations will either cause assets and liabilities to appreciate or depreciate in market value or cause variability in forecasted cash flows. When a hedging relationship is effective, gains, losses, revenue and expenses of the hedging instrument will offset the gains, losses, revenue and expenses of the hedged item. Derivatives used in hedging relationships are recorded in Derivative assets or Derivative liabilities on the Consolidated Statements of Financial Position.
5.E.i Derivatives Held for Risk Management
We use other derivatives, not designated in a qualifying hedging relationship ("Derivatives investments"), to manage exposure to foreign currency, interest rate, and equity market. The instruments used include principally interest rate swaps, cross-currency swaps, forward contracts, interest rate futures, interest rate options, credit and swaps and equity swaps.

The following table describes the fair value of derivatives held for risk management purposes by type of risk exposure.

As at December 31,	2023		2022
	Assets	Liabilities	Assets	Liabilities
Interest rate contracts:
Designated in fair value hedges	$—	$—	$—	$—
Designed in cash flow hedges	—	—	—	—
Derivative investments	418	(667)	704	(1,138)
Total interest rate derivatives	$418	$(667)	$704	$(1,138)
Foreign exchange contracts:
Designated in fair value hedges	$—	$—	$—	$(1)
Designed in cash flow hedges	2	(19)	9	(20)
Derivative investments	1,674	(614)	1,291	(1,182)
Total foreign exchange derivatives	$1,676	$(633)	$1,300	$(1,203)
Other contracts:
Designated in fair value hedges	$—	$—	$—	$—
Designed in cash flow hedges	17	—	9	—
Derivative investments	72	(11)	82	(10)
Total other contracts	$89	$(11)	$91	$(10)
Total derivative contracts	$2,183	$(1,311)	$2,095	$(2,351)

The maturity analysis of the notional amounts and the average rates (or weighted average rates, if applicable) and prices of the hedging instruments are disclosed in Note 6.A.iv.
5.E.ii Hedge Accounting
Fair Value Hedges
We use interest rate swaps to hedge exposure to changes in the fair values of fixed rate debt securities and mortgages and loans in respect of the US LIBOR benchmark interest rate. Pay-floating/receive-fixed interest rate swaps are matched to specific issuances of fixed-rate notes or pay-fixed/receive-floating interest rate swaps are matched to fixed-rate loans and advances with terms that closely align with the critical terms of the hedged item.

Our approach to managing market risk, including interest rate risk, is discussed in Note 6. Our exposure to interest rate risk is disclosed in Note 6. Interest rate risk to which we apply hedge accounting arises from fixed-rate debt securities, mortgages and loans, whose fair value fluctuates when benchmark interest rates change. We hedge interest rate risk only to the extent of benchmark interest rates because the changes in fair value of a fixed rate note or loan are significantly influenced by changes in the benchmark interest rate. Hedge accounting is applied where economic hedging relationships meet the hedge accounting criteria. By using derivative financial instruments to hedge exposures to changes in interest rates, we are also exposed to the credit risk of the derivative counterparty, which is not offset by the hedged item. We minimize counterparty credit risk in derivative instruments by entering into transactions with high-quality counterparties whose credit rating is investment grade.

Before fair value hedge accounting is applied, we determine whether an economic relationship between the hedged item and the hedging instrument exists based on an evaluation of the qualitative characteristics of these items and the hedged risk that is supported by quantitative analysis. We consider whether the critical terms of the hedged item and hedging instrument closely align when assessing the presence of an economic relationship. We evaluate whether the fair value of the hedged item and the hedging instrument respond similarly to similar risks, and further support this qualitative assessment by using regression analysis to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the fair value of the hedged item.

Potential sources of hedge ineffectiveness can be attributed to differences between hedging instruments and hedge items:
•The effect of the counterparty and our own credit risk on the fair value of the interest rate swap, which is not reflected in the fair value of the hedged item attributable to the change in interest rate.
•Differences in maturities of the interest rate swap and the loans or debt securities.
•Mismatches in the frequency and timing of when interest rates are reset and frequency of payment.
•Differences in the discounting factors between the hedged item and hedging instrument.

The effective portion of fair value gains on derivatives held in qualifying fair value hedging relationships and the hedging gain (loss) on the hedged items are included in net gains (losses) on the Consolidated Statements of Comprehensive Income (Loss).

We did not have any fair value hedges held as at December 31, 2023.

Assets and liabilities designated as hedged items as at December 31, 2022 are provided below:

As at December 31, 2022
		Carrying amounts		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount
Hedging risks	Hedged item	Assets	Liabilities	Assets	Liabilities
Interest rate risk	Fixed rate assets(1)	$—	$—	$—	$—
Foreign exchange risk	Fixed rate assets(1)	$37	$—	$—	$—

(1)    Fixed rate assets includes debt securities, mortgages and loans (if applicable).

Effectiveness of hedging relationships are provided below:

As at December 31, 2022
Hedging risks	Hedged item	Changes in value of the hedged item	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in net investment income (loss)
Interest rate risk	Fixed rate assets(1)	$—	$—	$—
Foreign exchange risk	Fixed rate assets(1)	$(2)	$3	$1

(1)    Fixed rate assets includes debt securities, mortgages and loans (if applicable).
Cash flow hedges
We use pay fixed/receive floating interest rate and cross-currency interest rate swaps to hedge the interest rate risks in respect of the benchmark interest rate (mainly sterling and US dollar LIBOR and Euribor or SONIA, SOFR) and foreign currency risks (mainly U.S. dollar and sterling or SONIA, SOFR) from its issuance of floating-rate notes denominated in foreign currencies. We hedge interest rate risk to the extent of benchmark interest rate exposure on its floating-rate notes to mitigate variability in its cash flows. Hedge accounting is applied where economic hedging relationships meet the hedge accounting criteria.

We also hedge the variability of cash payments associated with changes in SLFC prices using total return forwards ("TRF"). This is related to our Sun Share Unit ("Sun Share") Plan as a long-term incentive award to executive employees.

Our exposure to market risk and our approach to managing market risk, including interest rate risk and foreign currency risk, are discussed in Note 6.

We determine the amount of the exposure to which it applies hedge accounting by assessing the potential impact of changes in interest rates and foreign currency exchange rates on the future cash flows from its issuance of floating-rate notes denominated in foreign currencies. This assessment is performed using analytical techniques, such as cash flow sensitivity analysis.

We manage our exposure to credit risk of the counterparties to the derivatives, which is not offset by the hedged items, in a similar manner as described above for the fair value hedges.

We determine whether an economic relationship exists between the cash flows of the hedged item and hedging instrument based on an evaluation of the qualitative characteristics of these items and the hedged risk that is supported by quantitative analysis. We consider whether the critical terms of the hedged item and hedging instrument closely align when assessing the presence of an economic relationship. We evaluate whether the cash flows of the hedged item and the hedging instrument respond similarly to the hedged risk, such as the benchmark interest rate or foreign currency. For cash flow hedging relationships directly impacted by IBOR reform (i.e. hedges of U.S. dollar LIBOR and sterling LIBOR), we assume that the cash flows of the hedged item and hedging instrument will not be altered as a result of IBOR reform. We further support this qualitative assessment by using regression analysis to assess whether the hedging instrument is expected to be and has been highly effective in offsetting changes in the present value of the hedged item. We assess hedge effectiveness using the hypothetical derivative method, which creates a derivative instrument to serve as a proxy for the hedged transaction. The terms of the hypothetical derivative match the critical terms of the hedged item and it has a fair value of zero at inception. We assess whether the derivative designated in each hedging relationship is expected to be and has been highly effective in offsetting changes in cash flows of the hedged item (prospectively and retrospectively) using this regression analysis.

Potential sources of hedge ineffectiveness can be attributed to differences between hedging instruments and hedge items:
•The effect of the counterparty and our own credit risk on the fair value of the interest rate swap, which is not reflected in the fair value of the hedged item attributable to the change in interest rate.
•Differences in maturities of the interest rate swap and the loans or debt securities.
•Mismatches in the frequency and timing of when interest rates are reset and frequency of payment.
•Differences in the discounting factors between the hedged item and hedging instrument.

There were no other sources of ineffectiveness in these hedging relationships.

The maturity analysis of the notional amounts and the average rates (or weighted average rates, if applicable) and prices of the hedging instruments are disclosed in Note 6.A.iv.

The amounts relating to items designated as hedging instruments were as follows:

For the year ended December 31,		2023		2022
Hedging risks	Hedged Item	Accumulated other comprehensive income from active hedges	Accumulated other comprehensive income from discontinued hedges	Accumulated other comprehensive income from active hedges	Accumulated other comprehensive income from discontinued hedges
Foreign exchange risk(1)	Variable rate liabilities(2)	$9	$—	$(6)	$—
Equity risk	Share-based payment(3)	$(10)	$—	$(12)	$—

(1)    Cross-currency swap may be used to hedge foreign exchange risk, or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both type of hedge relationships are disclosed in the above risk category (foreign exchange risk).
(2)    Hedged items include other financial liabilities.
(3)    Hedged items includes other liabilities.

The amounts relating to the effectiveness of hedging relationships were as follows:

Hedging risks	Hedged Item	Gains (losses) on hedged items for ineffectiveness measurement	Gain (losses) on hedging instruments for ineffectiveness measurement	Hedge ineffectiveness	Unrealized gains (losses) included in Other comprehensive income as the effective portion of the hedging instrument	Losses (gains) reclassified to Net interest income
For the year ended December 31, 2023
Foreign exchange risk(1)	Variable rate liabilities(2)	$18	$(18)	$—	$(17)	$37
Equity risk	Share-based payment(3)	$(6)	$17	$11	$7	$(3)
For the year ended December 31, 2022
Foreign exchange risk(1)	Variable rate liabilities(2)	$10	$(10)	$—	$44	$(51)
Equity risk	Share-based payment(3)	$(6)	$7	$1	$(8)	$(2)

(1)    Cross-currency swap may be used to hedge foreign exchange risk, or a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both type of hedge relationships are disclosed in the above risk category (foreign exchange risk).
(2)    Hedged items include other financial liabilities, that are floating rate obligations.
(3)    Hedged items includes other liabilities, representing share-based payment awards.
Net investment hedges
A foreign currency exposure could arise from a net investment in subsidiaries that have a different functional currency. The risk arises from the fluctuation in spot exchange rates between the functional currency of the subsidiaries and our functional currency, which causes the amount of the net investment to vary in the Consolidated Financial Statements. Our policy is to hedge these exposures only when not doing so would be expected to have a significant impact on the regulatory capital ratios and our subsidiaries’ operations. We use a mixture of forward foreign exchange contracts and foreign currency denominated debt as hedging instruments. When the hedging instrument is foreign currency denominated debt, we assess effectiveness by comparing past changes in the carrying amount of the debt that are attributable to a change in the spot rate with past changes in the investment in the foreign operation due to movement in the spot rate. We hedge the net investment only to the extent of the debt principal; therefore, the hedge ratio is established by aligning the principal amount of the debt with the carrying amount of the net investment that is designated.

When the hedging instrument is a forward foreign exchange contract, we establish a hedge ratio where the notional on the forward foreign exchange contract matches the carrying amount of the designated net investment, and ensure that the foreign currency in which the hedging instrument is denominated is the same as the functional currency of the net investment.
Because we expect to hold the net investment for a period longer than the maturity of the forward foreign exchange contract, and our policy is to hedge the net investment only to the extent of the nominal amount of the foreign exchange leg of the derivative, the only source of ineffectiveness that is expected to arise from these hedging relationships is due to the effect of the counterparty and own credit risk on the fair value of the derivative, which is not reflected in the fair value of the hypothetical derivative.

We did not have any net investment hedges held as at December 31, 2023 or December 31, 2022.
5.E.iii Reconciliation of Components of Equity
The following table provides a reconciliation by risk category of the accumulated other comprehensive income and analysis of OCI items resulting from hedge accounting:

For the years ended December 31,	2023			2022
	Unrealized gains (losses) on cash flow hedges	Unrealized foreign currency translation gains (losses), net of hedging activities		Unrealized gains (losses) on cash flow hedges	Unrealized foreign currency translation gains (losses), net of hedging activities
Cash flow hedges
Balance, January 1	$(18)	$1,689	(1)	$(7)	$953
Effective portion of changes in fair value:
Foreign currency risk	(17)	(285)		44	670
Equity price risk	7	—		(8)	—
Net amount reclassified to income (loss):
Foreign currency risk	37	(49)		(51)	—
Equity price risk	(3)	—		(2)	—
Related tax	(7)	(5)		6	7
Balance, December 31	$(1)	$1,350		$(18)	$1,630

(1)    Restated, see Note 2.
5.F Transfers of Financial Assets
We enter into transactions, including mortgage securitization, repurchase agreements and securities lending, where we transfer financial assets while retaining the risks and rewards of ownership of the assets. These transferred financial assets are not derecognized and remain on our Consolidated Statements of Financial Position. The carrying value of the transferred assets and the associated liabilities are described in the sections below.
5.F.i Mortgage Securitization
We securitize certain insured fixed-rate commercial mortgages through the creation of mortgage-backed securities under the National Housing Act Mortgage-Backed Securities ("NHA MBS") Program sponsored by the Canada Mortgage and Housing Corporation ("CMHC"). The NHA MBS are then sold to Canada Housing Trust, a government-sponsored security trust that issues securities to third-party investors under the Canadian Mortgage Bond ("CMB") program. The securitization of these assets does not qualify for derecognition as we have not transferred substantially all of the risks and rewards of ownership. Specifically, we continue to be exposed to pre-payment and interest rate risk associated with these assets. There is no ECL on the securitized mortgages, as the mortgages were already insured by the CMHC prior to securitization. These assets continue to be recognized as Mortgages and loans in our Consolidated Statements of Financial Position. Proceeds from securitization transactions are recognized as secured borrowings and included in Other liabilities in our Consolidated Statements of Financial Position.

Receipts of principal on the securitized mortgages are deposited into a principal reinvestment account ("PRA") to meet our repayment obligation upon maturity under the CMB program. The assets in the PRA are typically comprised of cash and cash equivalents and certain asset-backed securities. We are exposed to reinvestment risk due to the amortizing nature of the securitized mortgages relative to our repayment obligation for the full principal amount due at maturity. We mitigate this reinvestment risk using interest rate swaps.
The carrying value and fair value of the securitized mortgages as at December 31, 2023 are $1,792 and $1,697, respectively (December 31, 2022 — $1,926 and $1,793, respectively). The carrying value and fair value of the associated liabilities as at December 31, 2023 are $2,119 and $2,021, respectively (December 31, 2022 — $2,158 and $2,018, respectively). The carrying value of securities in the principal reinvestment account (''PRA'') as at December 31, 2023 is $335 (December 31, 2022 — $244). There are $57 cash and cash equivalents in the PRA as at December 31, 2023 (December 31, 2022 — $nil).
The fair value of the secured borrowings from mortgage securitization is based on the methodologies and assumptions for asset-backed securities described in Note 5.A.iii. The fair value of these liabilities is categorized in Level 2 of the fair value hierarchy as at December 31, 2023 and 2022.
5.F.ii Repurchase Agreements
We enter into repurchase agreements for operational funding and liquidity purposes. Repurchase agreements have maturities ranging from 8 to 365 days, averaging 100 days, and bear interest at an average rate of 4.86% as at December 31, 2023 (December 31, 2022 — 3.90%). The carrying values of the transferred assets and the obligations related to their repurchase, which approximate their fair values, are $2,705 as at
December 31, 2023 (December 31, 2022 — $2,725). These liabilities are categorized in Level 2 of the fair value hierarchy. Collateral primarily consists of cash and cash equivalents as well as government guaranteed securities. Details on the collateral pledged are included in Note 6.A.ii.
5.F.iii Securities Lending
The Company engages in securities lending to generate additional income. Certain securities from its portfolio are lent to other institutions for short periods. Collateral exceeding the fair value of the securities lent is deposited by the borrower with a lending agent, usually a securities custodian, and maintained by the lending agent until the underlying security has been returned to us. The fair value of the securities lent is monitored on a daily basis with additional collateral obtained or refunded as the fair values fluctuate. Collateral primarily consists of Canadian federal and provincial government securities and cash and cash equivalents. Certain arrangements allow us to invest the cash collateral received for the securities lent. The carrying values of the securities lent approximate their fair values. The carrying values of the securities lent and the related collateral held are $2,044 and $2,158 respectively, as at December 31, 2023 (December 31, 2022 — $2,202 and $2,322, respectively). Of the collateral held, we held cash collateral of $187 as at December 31, 2023 (December 31, 2022 — $215), which is recognized on our Consolidated Statements of Financial Position.